Investment Strategy	Apr. 30, 2026
Invesco QQQ Trust, Series 1 | Invesco QQQ Trust, Series 1
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The following disclosure replaces the first sentence of the second paragraph in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and Summary Information – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
2.
The following disclosure replaces the second sentence of the third paragraph in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and Summary Information – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology.
Please Retain This Supplement For Future Reference.

Invesco NASDAQ 100 ETF | Invesco NASDAQ 100 ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.
The following disclosure replaces the first sentence of the second paragraph in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and Summary Information – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
2.
The following disclosure replaces the second sentence of the third paragraph in the sections titled Principal Investment Strategies of the Funds’ Summary Prospectuses and Summary Information – Principal Investment Strategies of the Funds’ Statutory Prospectuses:
The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology.
Please Retain This Supplement For Future Reference.